Other operating income and expenses - Schedule of other operating income (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Statement [Line Items]
Gain from assets disposal	$ 9,999
Transfer Of Working Interest In CASO [Member]
Statement [Line Items]
Gain from assets disposal	9,788
Transfer of Mexicos Exploration Assets [Member]
Statement [Line Items]
Gain from assets disposal	198
Sur Ro Deseado Este Area [Member]
Statement [Line Items]
Gain from assets disposal	$ 13